Bank Borrowings - Schedule of Bank Borrowings (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Bank Borrowings [Abstract]
Short-term bank borrowings	¥ 19,500,000	$ 2,746,518	¥ 54,830,623
Long-term bank borrowings	7,512,629		3,691,564
Less: Current portion of long-term bank borrowings	(1,993,168)	$ (280,732)	(2,020,480)
Long-term borrowings, excluding current portion	¥ 5,519,461		¥ 1,671,084